Contingencies - Additional Information (Detail) € in Millions, R$ in Millions		6 Months Ended	12 Months Ended
	May 13, 2019 USD ($)	Jun. 30, 2019 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Jun. 30, 2019 BRL (R$) shares	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Jun. 30, 2018 shares
Disclosure of detailed information about material tax [line items]
Number of shares issued | shares		1,957,000,000			1,957,000,000			1,934,000,000
Grupo Modelo and Subsidiaries [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss | $		$ 300,000,000
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		100,000,000			R$ 500
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk		1,900,000,000			7,400
Estimate of possible loss		12,000,000			47
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		2,500,000,000			9,400
Tax Assessment in December 2011 [member] | Ambev [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		300,000,000			1,100
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		600,000,000			2,200
Tax Assessment in December 2014 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		1,200,000,000			4,700
Tax Assessment During 2014 and First Quarter of 2015 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk		2,600,000,000			10,100
Tax Assessment in April 2016 [member] | Ambev [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		300,000,000			1,200
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		600,000,000			2,300
State of Sao Paulo [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		500,000,000			2,000
Rio de Janeiro [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		200,000,000			600
Minas Gerais [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		2,100,000,000			8,000
Provisions recorded		2,000,000			8
State Of Pernambuco [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		100,000,000			600
Provisions recorded		1,000,000			R$ 3
Belgium [member] | AB inBev [member]
Disclosure of detailed information about material tax [line items]
Provision for EU investigation | $	$ 225,000,000	$ 230,000,000
Blocked account [member]
Disclosure of detailed information about material tax [line items]
Deposits						$ 78,000,000	€ 68
Legal proceedings contingent liability [member]
Disclosure of detailed information about material tax [line items]
Punitive, exemplary and aggravated damages			$ 4,000,000	$ 5,000,000
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure of detailed information about material tax [line items]
Claims on damages			$ 1,100,000,000	$ 1,400,000,000
Legal proceedings contingent liability [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Number of shares issued | shares		172,831,574			172,831,574
Percentage of shares issued diluted		1.00%
Claim on dividends of shares		$ 200,000,000			R$ 900
Disallowance of presumed credits and other IPI excise tax credits [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		800,000,000			3,100
IPI excise tax [member] | Tax Assessment in 2014 and 2015 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss		$ 400,000,000			R$ 1,700